ACCOUNTS RECEIVABLE, NET - Schedule of changes in allowances for doubtful accounts (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
ACCOUNTS RECEIVABLE, NET
Beginning balance	$ 135,646	$ 5,829
Addition	516,130	127,568
Exchange rate difference	(4,029)	2,249
Ending balance	$ 647,747	$ 135,646